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                                                       Registration No. 2-74667
                                                       Registration No.811-3301
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                       ----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]

         Pre-Effective Amendment No.

         Post-Effective Amendment No.  30                                  [X]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]

         Amendment No.  32                                                 [X]

                        (Check appropriate box or boxes)
                        --------------------------------

                            SEPARATE ACCOUNT NO. 301
                                       of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                           --------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


      Depositor's Telephone Number, including Area Code: 1-(800) 248-2138

                           --------------------------

                                  MARY P. BREEN
                   VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL


            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)

           ---------------------------------------------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                        Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036

                  --------------------------------------------

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         Approximate Date of Proposed Public Offering: Continuous

         It is proposed that this filing will become effective (check appropriate box):

[X]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]      On May 1, 1998 pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.

[ ]      75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(3) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

         Units of interest in separate account under variable annuity contracts.

                         -----------------------------

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                                     NOTE

This Post Effective Amendment No. 30 ("PEA") to the Form N-4 Registration Statement No. 2-74667 ("Registration Statement") of The Equitable Life Assurance Society of the United States and its Separate Account No. 301 is being filed soley for the purpose of filing electronically in Edgarized form, the exhibits listed under Part C. All of such exhibits were previously filed with the Registration Statement in paper format. The PEA does not amend or delete any other part of the Registration Statement.

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                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits

         (b) Exhibits.

             The following exhibits are refiled herewith in EDGAR format:

             1. (a) Resolutions of the Board of Directors of The Equitable Life
                    Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 2-74667 on September 19, 1986, refiled electronically herewith.

             3. (a) Form of Sales Agreement, previously filed with this
                    Registration Statement No. 2-74667 on September 19, 1986, refiled electronically herewith.

                (b) Sales Agreement among Equitable, Separate Account No. 301 and Equitable Variable Life Insurance Company, as principal underwriter for The Hudson River Trust, previously filed with this Registration Statement No. 2-74667 on April 29, 1993, refiled electronically herewith.


                                      C-1
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                (c) Distribution and Servicing Agreement among Equico
                    Securities, Inc.,(now EQ Financial Consultants, Inc.), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement No. 2-74667 on April 4, 1995, refiled electronically herewith.

                (d) Distribution Agreement by and between The Hudson River
                    Trust and Equico Securities Inc., (now EQ Financial Consultants, Inc.), dated as of January 1, 1995, previously filed with this Registration Statement No. 2-74667 on April 4, 1995, refiled electronically herewith.

                (e) Sales Agreement among Equico Securities Inc., (now EQ
                    Financial Consultants, Inc.), Equitable and Equitable's Separate Account A, Separate Account No. 301 and Separate Account No. 51 dated as of January 1, 1995, previously filed with this Registration Statement No. 2-74667 on April 4, 1995, refiled electronically herewith.

             4. (a) (1) Form of group variable annuity contract, as amended
                        (TSA), previously filed with this Registration Statement No. 2-74667 on April 24, 1987, refiled electronically herewith.

                    (2) Rider No. PF 94,177 to group variable annuity contract, as amended (TSA), previously filed with this Registration Statement No. 2-74667 on April 15, 1988, refiled electronically herewith.

                (b) (1) Form of group variable annuity certificate, as amended
                        (TSA), previously filed with this Registration Statement No. 2-74667 on April 24, 1987, refiled electronically herewith.

                    (2) Rider No. PF 94,178 to group variable annuity
                        certificate, as amended (TSA), previously filed with this Registration Statement No. 2-74667 on April 15, 1988, refiled electronically herewith.

                (c) (1) Rider No. PF 94,189 to group variable annuity contract, as amended (TSA), previously filed with this Registration Statement No. 2-74667 on April 17, 1990, refiled electronically herewith.

                    (2) Rider No. PF 94,188 to group variable annuity
                        certificate, as amended (TSA), previously filed with this Registration Statement. No. 2-74667 on April 17, 1990, refiled electronically herewith.

                (d) (1) Form of group variable annuity contract, as amended
                        (IRA), previously filed with this Registration Statement No. 2-74667 on April 24, 1987, refiled electronically herewith.

                    (2) Rider No. PF 96,000 to group variable annuity contract, as amended (IRA), previously filed with this Registration Statement No. 2-74667 on April 15, 1988, refiled electronically herewith.

                    (3) Rider No. PF 10,000 to group variable annuity contract, as amended (IRA), previously filed with this Registration Statement No. 2-74667 on December 14, 1993, refiled electronically herewith.

                (e) (1) Form of group variable annuity contract, as amended
                        (IRA), previously filed with this Registration Statement No. 2-74667 on April 24, 1987, refiled electronically herewith.

                    (2) Rider No. PF 96,100 to group variable annuity
                        certificate, as amended (IRA), previously filed with this Registration Statement No. 2-74667 on April 15, 1988, refiled electronically herewith.

                                      C-2
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                    (3) Rider No. PF 10,001 to group variable annuity
                        certificate, as amended (IRA), previously filed with this Registration Statement No. 2-74667 on December 14, 1993, refiled electronically herewith.

                (f) Plan of Operations, as amended, previously filed with this
                    Registration Statement No. 2-74667 on April 24, 1987, refiled electronically herewith.

             5. (a) Form of application for group variable annuity contract, as amended (TSA), previously filed with this Registration Statement No. 2-74667 on April 15, 1988, refiled electronically herewith.

                (b) Form of participant enrollment for group variable annuity contract, as amended (IRA), previously filed with this Registration Statement No. 2-74667 on April 15, 1988, refiled electronically herewith.

                                      C-3
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             8. (a) Agreement, dated as of March 15, 1985, between Integrity
                    Life Insurance Company ("Integrity") and Equitable for cooperative and joint use of personnel, property and services, previously filed with this Registration Statement No. 2-74667 on September 19, 1986, refiled electronically herewith.

                (b) Administration and Servicing Agreement, dated as of May 1,
                    1987, by and between Equitable and Integrity, previously filed with this Registration Statement No. 2-74667 on May 4, 1987, refiled electronically herewith.

                (c) Amendment, dated September 30, 1988, to Administration and
                    Servicing Agreement by and between Equitable and Integrity, previously filed with this Registration Statement No. 2-74667 on April 19, 1989, refiled electronically herewith.

             9. (a) Opinion of Hebert P. Shyer, Executive Vice President and
                    General Counsel of Equitable, previously filed with this Registration Statement No. 2-74667 on November 6, 1983, refiled electronically herewith.

                (b) Opinion of Hebert P. Shyer, Executive Vice President and
                    General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-74667 on April 24, 1987, refiled electronically herewith.

                                      C-4

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                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the City and State of New York, on this 3rd day of August,1998.



                                             SEPARATE ACCOUNT NO. 301 OF
                                             THE EQUITABLE LIFE ASSURANCE
                                             SOCIETY OF THE UNITED STATES
                                                     (Registrant)

                                             By: The Equitable Life Assurance
                                             Society of the United States


                                             By: /s/ Maureen K. Wolfson
                                                ---------------------------
                                                     Maureen K. Wolfson
                                                     Vice President

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                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Registration Statement or amendment thereto to be signed on its behalf, in the City and State of New York, on this 3rd day of August, 1998.


                                              THE EQUITABLE LIFE ASSURANCE
                                              SOCIETY OF THE UNITED STATES
                                                       (Depositor)


                                             By: /s/ Maureen K. Wolfson
                                                 --------------------------
                                                 Maureen K. Wolfson
                                                 Vice President
                                                 The Equitable Life Assurance
                                                 Society of The United States


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement or amendment thereto has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

Edward D. Miller             Chairman of the Board, Chief Executive
                             Officer and Director

Michael Hegarty              President, Chief Operating Officer
                             and Director


PRINCIPAL FINANCIAL OFFICER:

Stanley B. Tulin             Vice Chairman of the Board, Chief
                             Financial Officer and Director


PRINCIPAL ACCOUNTING OFFICER:


/s/ Alvin H. Fenichel
---------------------
Alvin H. Fenichel            Senior Vice President and
August 3, 1998               Controller


DIRECTORS:

Francoise Colloc'h       Donald J. Greene             George T. Lowy
Henri de Castries        John T. Hartley              Edward D. Miller
Joseph L. Dionne         John H.F. Haskell, Jr.       Didier Pineau-Valencienne
Denis Duverne            Michael Hegarty              George J. Sella, Jr.
William T. Esrey         Mary R. (Nina) Henderson     Stanley B. Tulin
Jean-Rene Fourtou        W. Edwin Jarmain             Dave H. Williams
Norman C. Francis        G. Donald Johnston, Jr.

By: /s/ Maureen K. Wolfson
    ----------------------
    Maureen K. Wolfson
    Attorney-in-Fact
    August 3rd, 1998

                                 EXHIBIT INDEX

EXHIBIT NO.                                                            PAGE NO.
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   1.(a)      Resolution of the Board of Directors of Equitable
              authorizing establishment of the Registrant.

   3.(a)      Form of Sales Agreement.

   3.(b) Sales Agreement among Equitable, Separate Account 301 and Equitable Variable Life Insurance Company.

   3.(c) Distribution and Servicing Agreement dated May 1, 1994 among Equico Securities, Inc., (now EQ Financial
              Consultants, Inc.), Equitable, and Equitable Variable.

   3.(d) Distribution Agreement dated January 1, 1995 among the Hudson River Trust and Equico Securities (now EQ Financial Consultants, Inc.).

   3.(e) Sales Agreement dated January 1, 1995 among Equitable and Equitable's Separate Accounts A, No. 301 and No. 51.

   4.(a)(1)   Form of group variable annuity contract, as amended (TSA).

   4.(a)(2)   Rider to group variable annuity contract, as amended (TSA).

   4.(b)(1)   Form of group variable annuity certificate, as amended (TSA).

   4.(b)(2) Rider No. PF 94,178 to group variable annuity certificate, as amended (TSA).

   4.(c)(1) Rider No. PF 94,189 to group variable annuity contract, as amended (TSA).

   4.(c)(2) Rider No. PF 94,188 to group variable annuity certificate, as amended.

   4.(d)(1)   Form of group variable annuity contract, as amended (IRA).

   4.(d)(2) Rider No. PF 96,000 to group variable annuity contract, as amended (IRA).

   4.(d)(3) Rider No. PF 10,000 to group variable annuity contract, as amended (IRA).

   4.(e)(1)   Form of group variable annuity certificate (IRA).

   4.(e)(2) Rider No. PF 96,100 to group variable annuity certificate, (IRA).

   4.(e)(3) Rider No. PF 10,001 to group variable annuity certificate, as amended (IRA).

   4.(f)      Plan of operations, as amended.

   5.(a) Form of application for group variable annuity contract, as amended (IRA).

   5.(b) Form of participant enrollment for group variable annuity contract, as amended (IRA).

   8.(a) Agreement dated as of March 15, 1985 between Integrity Life Insurance Company and Equitable.

   8.(b) Administration and Servicing Agreement between Equitable and Integrity, dated as of May 1, 1987.

   8.(c) Amendment to Administration and Servicing Agreement dated as of September 30, 1988 between Equitable and Integrity.

   9.(a) Opinion of Herbert P. Shyer, Executive Vice President and General Counsel of Equitable.

   9.(b) Opinion of Hebert P. Shyer, Executive Vice President and General Counsel of Equitable as to the legality of the securities being registered.